United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Federated Hermes Intermediate Municipal Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/21

Date of Reporting Period: 05/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	Institutional | FIMYX	Service | FIMTX

Federated Hermes Intermediate Municipal Fund
Fund Established 1985

A Portfolio of Federated Hermes Intermediate Municipal Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Intermediate Municipal Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2021, was 4.82% for the Fund’s Institutional Shares and 4.58% for Service Shares. The 4.82% total return for Institutional Shares for the reporting period consisted of 2.59% of tax-exempt dividends and reinvestments and 2.23% appreciation in the net asset value of the shares.1 The total return for the S&P Municipal Bond Intermediate Index (SPMBII),2 the Fund’s broad-based securities market index, was 3.71% during the same period. The total return of the Morningstar Municipal National Intermediate Funds Average (MNIFA),3 a peer group average for the Fund, was 5.47% during the same period. The Fund’s and MNIFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the SPMBII.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the SPMBII were: (a) the effective duration of its portfolio (which indicates the portfolio’s sensitivity to changes in interest rates);4,5 (b) the allocation of the portfolio among securities of similar issuers (referred to as “sectors”); and (c) the credit rating of portfolio securities.6
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the SPMBII.
MARKET overview
During the reporting period, 10-year U.S. Treasury yields increased from a low of 0.51% in August 2020 to a high of 1.74% in March 2021 and averaged 1.03%.
During the reporting period, the Federal Reserve (the “Fed”) was committed to using its full range of tools to support the U.S. economy in this challenging time, thereby promoting its maximum employment and price stability goals.
The pandemic caused tremendous human and economic hardship across the United States and around the world. Following a moderation in the pace of the recovery, indicators of economic activity and employment turned up. The sectors most adversely affected by the pandemic remained weak and inflation continued to run below 2 percent. Overall financial conditions remained accommodative, reflecting Fed policy measures to support the economy and the flow of credit to U.S. households and businesses. We believe the path of the U.S. economy will depend significantly on the course of the virus, including progress on vaccinations. The ongoing public health crisis continues to weigh on economic activity, employment, and inflation, and still poses risks to the economic outlook.
Annual Shareholder Report

The evolving outlooks for the path of the virus and for fiscal policy were the main drivers of financial markets over the period. Progress on vaccinations had been slower than expected, and the near-term trajectory of the pandemic worsened, weighing on economic activity. However, even with the appearance of new strains of the virus, market confidence in the ultimate efficacy of the vaccination efforts seemed to remain high. The emergence of a narrow Democratic majority in the Senate bolstered investor expectations for additional fiscal stimulus, prompting upward revisions to forecasts for economic growth this year.
Against this backdrop, longer-term Treasury yields rose notably over the period. Longer-dated real yields were lifted by expectations for improved growth and increased Treasury issuance but remained deeply negative. Measures of inflation compensation increased over the period, with the five-year, five-year-forward measure rising to a level of around 2 percent. Overall financial conditions eased further, on net, as the recent rally in risk assets continued. Gains in U.S. equities again centered on cyclical sectors and smaller capitalization firms most sensitive to growth. Credit spreads narrowed further, especially for riskier borrowers.
Recent data pointed to a sharp slowing in foreign economic growth. Amid a further intensification of the pandemic, many foreign governments tightened social-distancing restrictions. In a few countries, the emergence of new and more contagious virus strains was accompanied by a surge in cases and deaths. The increased virus spread and restrictions appeared to take a toll on foreign economic activity, particularly in Europe.
While generally acknowledging that the medium-term outlook for real GDP growth and employment had improved, the markets continued to see the uncertainty surrounding that economic outlook as elevated. The path of the economy depended significantly on the course of the virus and progress on vaccinations. The pandemic continued to pose considerable risks to the economic outlook, including risks associated with new virus strains, potential public resistance to vaccination and potential difficulties in the production and distribution of vaccines. Upside risks included the possibility that the fiscal policy could turn out to be more expansionary than anticipated, that households could display greater willingness to spend out of accumulated savings than expected, and that wide-spread vaccinations and easing of social distancing could result in a more rapid boost to spending and employment than anticipated.
The federal government’s several fiscal relief packages passed over the reporting period provided significant assistance to the municipal market. The $150 billion that state and local governments received from the CARES Act’s Coronavirus Relief Fund were meant to be used for coronavirus expense reimbursement rather than as a pure cash flow injection. Municipal issuers also benefited from the $454 billion economic stabilization fund — leveraged by the Fed — established under the CARES Act. Under these provisions, the Fed
Annual Shareholder Report

was allowed, though not required, to purchase municipals directly from issuers, in the secondary market, or to make loans or loan guarantees. Through their municipal liquidity facility, the Fed purchased $6.6 billion across four issuers by the end of 2020. The CARES Act did not provide free, direct funding to municipal issuers. Absent support for the municipal debt market, state and local government budgets would have been further stressed at the most inopportune time, particularly as revenues decline as a result of business closures and rising unemployment.
The most important and long-awaited development was the passage of the $1.9 trillion American Rescue Plan, which provided an additional boost to the U.S. economy, especially for municipalities. Various municipal sectors received direct financial help, including state and local governments, which received $360 billion, including $350 billion in direct payments and $10 billion for a Coronavirus Capital Projects Fund. In addition, $300 billion will be allocated for public health, Medicaid, CHIP and schools, $30 billion for transportation, and $15 billion for airlines. State and local governments will not be allowed to use the money to lower taxes, nor replenish their pension funds, although with respect to the latter, they might still be able to fund them out of their general accounts. Moreover, from the bondholder point of view, it might make a lot of sense for municipalities to use a portion of the funding for pensions, due to their high implied returns (close to 7%), and/or to retire some outstanding debt.
State and local employment, which has been lagging the job recovery in the private sector, also got a much-needed boost. Some of the funds will also likely be used for capital expenditures, but municipalities might wait to see if they can receive additional federal help in an infrastructure package later this year. Rating agencies have also acknowledged positive credit implications of the American Rescue Plan as issuers with negative credit outlooks, where funding of near-term deficits is a concern, will benefit the most from the package.
The municipal bond market’s technical (supply and demand) position was mostly favorable over the reporting period. The issuance of municipal debt in 2020 had been relatively comparable to previous periods, even though the ability to advance refund existing debt became disallowed. Flows from investors into intermediate, long and high-yield municipal bonds turned significantly negative once the coronavirus and its impact on the world economy became apparent. Municipal fund flows then almost fully recovered as the impacts from the government’s response to the virus were curtailed and federal aid flowed to the municipal market from the U.S. government.
DURATION
As determined at the end of the reporting period, the Fund’s dollar-weighted average duration for the reporting period was 4.8 years. The Fund’s average duration was long relative to the average duration of the SPMBII during the reporting period. Tax-exempt municipal bond yields increased over the
Annual Shareholder Report

reporting period. Yields increased more for bonds with longer maturities as compared to shorter maturity bonds as the yield curve steepened and became more upward sloping during the reporting period. The Fund’s duration position resulted in a positive impact on Fund performance over the reporting period from favorable yield curve positioning and Treasury futures contracts positions. The Fund utilized U.S. Treasury futures contracts to manage duration over the period. The use of these contracts resulted in a positive contribution to excess return over the reporting period.
SECTOR ALLOCATION
During the reporting period, the Fund’s sector allocations had a positive impact on Fund performance. The Fund’s exposure relative to the SPMBII in hospital debt and industrial development municipal bonds added positive excess return due to the outperformance of these sectors. The Fund also generated positive excess returns due to its underweight position in underperforming assets such as state and local general obligation bonds relative to the SPMII.
CREDIT QUALITY
During the reporting period, investor appetite for lower credit quality debt surged as economic realities adjusted to the emergence from quarantine from the coronavirus on employment and GDP. This resulted in outperformance of bonds rated “A,” “BBB” and below investment-grade7 (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality) of the SPMBII. The Fund’s exposure to “A” and “BBB” and below investment grade debt added positive excess return as these securities experienced spread tightening (decreasing yields due to increasing prices) versus higher quality debt over the reporting period. The Fund’s underweight position, relative to the SPMBII, in “AAA” and “AA” (or unrated comparable quality) debt during the reporting period had a positive impact on the Fund’s performance as bonds in this rating category underperformed the SPMBII.

Income may be subject to state taxes, local taxes and the federal alternative minimum tax (AMT) for individuals.

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the SPMBII.

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MNIFA.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management’s Discussion of Fund Performance, duration is determined using a third-party analytical system.
6
Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
Annual Shareholder Report

7
Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical rating organization or rating agency; or (b) unrated securities that the Fund’s investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor’s, Moody’s Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in Federated Hermes Intermediate Municipal Fund (the “Fund”) from May 31, 2011 to May 31, 2021, compared to the S&P Municipal Bond Intermediate Index (SPMBII)2 and the Morningstar Municipal National Intermediate Funds Average (MNIFA).3 The Average Annual Total Return table below shows returns for each class averaged during the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of May 31, 2021
Average Annual Total Returns for the Period Ended 5/31/2021
	1 Year	5 Years	10 Years
Institutional Shares	4.82%	3.16%	3.75%
Service Shares	4.58%	2.93%	3.54%
SPMBII	3.71%	3.28%	3.90%
MNIFA	5.47%	2.96%	3.61%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The SPMBII and the MNIFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. Beginning on July 31, 2013, the Fund changed its policy so that it may invest without limitation in investments the interest from which (while exempt from federal regular income tax) may be subject to the AMT. Also effective July 31, 2013, the Fund changed its policy such that normally, up to 15% of the Fund’s total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds and such that the Fund may opportunistically invest up to 25% of the Fund’s total assets in securities rated below investment grade. Prior to that date, the Fund’s Adviser normally invested the Fund’s assets entirely in securities whose interest is not subject to the AMT and the Fund’s portfolio securities were investment grade or of comparable quality. As a result of the difference in investment strategy, the Fund’s performance shown might have differed materially.
2
The SPMBII consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. The S&P Municipal Bond Index is designed to track fixed-rate tax-free bonds and bonds subject to the AMT. The S&P Municipal Bond Index includes bonds of all quality–from “AAA” to non-rated, including defaulted bonds–and from all sectors of the municipal bond market. The SPMBII is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. Unlike the Fund, the SPMBII is unmanaged and is not affected by cash flows. It is not possible to invest directly in this index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation State	9.6%
Hospital	9.5%
Dedicated Tax	8.6%
Higher Education	8.3%
Airport	7.7%
Toll Road	7.2%
General Obligation Local	6.8%
Water & Sewer	6.4%
Public Power	5.6%
Electric & Gas	4.7%
Other[2]	24.8%
Exchange Traded Fund	0.8%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[4,5]	0.0%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.
2
For purposes of this table, sector classifications constitute 74.4% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4
Represents less than 0.1%.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
May 31, 2021
Principal Amount or Shares			Value
		MUNICIPAL BONDS—96.8%
		Alabama—2.8%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2026	$1,206,346
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), 5.000%, 1/1/2039	842,927
500,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No.2 (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	655,053
935,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	1,027,379
		TOTAL	3,731,705
		Alaska—1.0%
1,165,000		Alaska State Housing Finance Corp., State Capital Project Bonds II (Series 2015C), 5.000%, 6/1/2029	1,387,973
		Arizona—2.4%
590,000		Arizona Board of Regents (University of Arizona), System Revenue and Revenue Refunding Bonds (Series 2016A), 4.000%, 6/1/2027	688,594
1,000,000		Arizona State University, Revenue Bonds (Series 2019B), 5.000%, 7/1/2037	1,287,778
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,240,703
		TOTAL	3,217,075
		California—3.7%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 1.300% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,038,210
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	1,009,462
330,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	382,943
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.000%, 8/1/2031	1,142,329
1,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2021A), 5.000%, 5/1/2031	1,332,534
		TOTAL	4,905,478
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Colorado—3.2%
$750,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	$938,301
1,000,000	Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.000%, 12/1/2024	1,161,267
500,000	Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	599,885
270,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	328,872
295,000	Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 5.000%, 7/15/2026	354,246
700,000	Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 5.000%, 7/15/2032	914,653
	TOTAL	4,297,224
	Connecticut—2.0%
300,000	Connecticut State Health & Educational Facilities (Nuvance Health), Revenue Bonds (Series 2019A), 4.000%, 7/1/2034	345,645
750,000	Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	948,413
1,000,000	Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	1,304,538
	TOTAL	2,598,596
	Delaware—0.8%
1,000,000	Delaware Economic Development Authority (NRG Energy, Inc.), Exempt Facility Refunding Revenue Bonds (Series 2020A) TOBs, 1.250%, Mandatory Tender 10/1/2025	1,006,083
	District of Columbia—1.9%
550,000	District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	633,394
1,000,000	District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2030	1,197,017
500,000	Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	642,621
	TOTAL	2,473,032
	Florida—3.6%
500,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	540,098
Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$330,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	$333,868
670,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (United States Treasury PRF 9/1/2021@100), 5.000%, 9/1/2024	678,078
750,000		Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	887,128
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,215,813
1,000,000		Volusia County, FL Education Facility Authority (Embry-Riddle Aeronautical University, Inc.), Revenue Bonds (Series 2015B), 5.000%, 10/15/2029	1,160,491
		TOTAL	4,815,476
		Georgia—2.8%
500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	588,724
300,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	314,812
1,000,000		Georgia State, General Obligation Refunding Bonds (Series 2017C), 5.000%, 7/1/2025	1,186,948
1,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs, (Royal Bank of Canada GTD), 0.904% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	1,008,248
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	560,383
		TOTAL	3,659,115
		Illinois—8.6%
1,000,000		Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2021B), 5.000%, 12/1/2031	1,270,979
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,208,763
500,000		Illinois Finance Authority (Memorial Health System, IL), Revenue Bonds (Series 2019), 5.000%, 4/1/2034	622,280
125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2021B) FRNs, 0.750%, Mandatory Tender 5/1/2026	125,000
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2023	1,059,753
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	965,571
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$450,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	$547,769
550,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	664,040
100,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	131,882
200,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.750%), 5.500%, 5/1/2039	256,588
1,000,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2033	1,217,500
750,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2026	892,619
1,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2028	1,200,966
1,000,000	Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,244,044
	TOTAL	11,407,754
	Indiana—4.2%
1,000,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,212,291
1,000,000	Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.000%, 8/15/2027	1,249,163
1,000,000	Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,286,876
1,000,000	Purdue University, IN, Purdue University Student Fee Bonds (Series CC), 5.000%, 7/1/2032	1,203,516
500,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A) TOBs, 5.000%, Mandatory Tender 3/1/2023	540,736
	TOTAL	5,492,582
	Iowa—0.2%
250,000	Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	291,162
	Kansas—0.9%
1,190,000	Olathe, KS Health Facilities Revenue (Olathe Medical Center), Health Facilities Revenue Bonds (Series 2012A), 5.000%, 9/1/2026	1,201,722
	Kentucky—0.2%
250,000	Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	250,645
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Louisiana—1.0%
$1,000,000	New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Bonds North Terminal Project (Series 2015A), 5.000%, 1/1/2025	$1,159,623
115,000	St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	118,808
	TOTAL	1,278,431
	Maryland—0.5%
500,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	625,495
	Massachusetts—1.7%
1,000,000	Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty Municipal Corp. GTD), 5.250%, 8/1/2028	1,310,818
400,000	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	508,352
365,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds (Series 171), 4.000%, 12/1/2044	379,413
	TOTAL	2,198,583
	Michigan—2.8%
500,000	Detroit, MI, UTGO Bonds (Series 2020), 5.000%, 4/1/2029	611,468
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2029	569,647
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	575,635
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	626,907
1,000,000	Michigan Strategic Fund (Detroit Edison Co.), Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	1,003,037
250,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020B Class 2), 5.000%, 6/1/2049	302,782
	TOTAL	3,689,476
	Minnesota—0.4%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.000%, 1/1/2029	557,654
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Mississippi—0.8%
$500,000	Lowndes County, MS Solid Waste Disposal (International Paper Co.), PCR Refunding Bonds (Project A) Weyerhaeuser / International Paper, 6.800%, 4/1/2022	$525,322
500,000	Mississippi State University, Revenue Refunding Bonds (Series 2017A), 4.000%, 8/1/2034	585,628
	TOTAL	1,110,950
	Missouri—0.9%
1,145,000	Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Health Facilities Revenue Bonds (Series 2013A), 5.000%, 6/1/2027	1,199,253
	Nebraska—0.5%
500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	636,725
	New Hampshire—0.3%
290,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2031	329,960
	New Jersey—5.2%
500,000	New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.250%, 1/1/2025	563,339
650,000	New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2028	817,183
1,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2012II), (United States Treasury PRF 3/1/2022@100), 5.000%, 3/1/2027	1,036,744
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	590,355
250,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2035	295,881
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2036	590,346
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	634,808
1,000,000	New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2030	1,235,215
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$1,000,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2012A), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2029	$1,066,997
	TOTAL	6,830,868
	New York—7.0%
500,000	Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	602,327
575,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 3/1/2025	575,677
560,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	645,901
510,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	639,873
500,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2029	643,971
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	627,857
500,000	New York City, NY, UT GO Bonds (Fiscal Series 2020B-1), 5.000%, 10/1/2032	647,694
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	627,756
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	625,763
250,000	New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035	325,302
1,000,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2031	1,193,201
265,000	New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2034	314,530
410,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	486,668
500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	641,619
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New York—continued
$500,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	$633,332
	TOTAL	9,231,471
	North Carolina—2.5%
175,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2033	207,231
185,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2034	218,513
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.000%, 1/1/2029	1,201,510
500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	560,795
1,000,000	North Carolina State, Limited Obligation Refunding Bonds (Series 2017B), 5.000%, 5/1/2025	1,178,055
	TOTAL	3,366,104
	Ohio—4.8%
500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2032	654,525
1,000,000	Columbus, OH, UT GO Bonds (Series 2019A), 5.000%, 4/1/2034	1,290,378
1,000,000	Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2021), 5.000%, 8/1/2027	1,253,433
500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B) TOBs, 2.500%, Mandatory Tender 10/1/2029	551,663
570,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	716,290
500,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2023	541,107
1,000,000	Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,326,498
	TOTAL	6,333,894
	Oklahoma—0.7%
950,000	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	978,200
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Oregon—0.5%
$500,000	Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	$656,266
	Pennsylvania—8.2%
500,000	Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	569,668
750,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 5.000%, 4/1/2035	972,678
825,000	Luzerne County, PA, UT GO Guaranteed Bonds (Series 2017A), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/15/2029	1,035,093
1,275,000	Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,575,560
425,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2022	455,857
1,000,000	Pennsylvania State Build America Bonds (Commonwealth of Pennsylvania), First Refunding UTGO Bonds (Series 2017), 5.000%, 2/1/2026	1,204,114
1,000,000	Pennsylvania State University, Refunding Bonds (Series 2016B), 5.000%, 9/1/2026	1,228,459
1,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	1,220,534
1,000,000	Philadelphia, PA Authority for Industrial Development (Temple University), Revenue Bonds (Second Series 2016), 5.000%, 4/1/2031	1,161,769
1,125,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Revenue Bonds (Series 2020), 5.000%, 6/1/2031	1,480,560
	TOTAL	10,904,292
	Puerto Rico—2.5%
3,043,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	3,368,684
	Rhode Island—0.8%
950,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	1,064,515
	South Carolina—1.2%
1,000,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2029	1,251,422
300,000	South Carolina Public Service Company (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 5.000%, 12/1/2031	397,592
	TOTAL	1,649,014
Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Tennessee—2.7%
$700,000	Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	$890,684
750,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	906,328
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,171,415
500,000	Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	597,883
	TOTAL	3,566,310
	Texas—9.0%
750,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	859,257
500,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 5.000%, 1/1/2030	653,318
180,000	Central Texas Regional Mobility Authority, Subordinate Lien Revenue BAN (Series 2021C), 5.000%, 1/1/2027	213,378
255,000	Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	289,895
500,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	519,434
700,000	Dallas, TX, GO Refunding Bonds (Series 2019B), 5.000%, 2/15/2027	865,454
750,000	Grand Parkway Transportation Corp., TX, Bond Anticipation Notes (Series 2018), 5.000%, 2/1/2023	807,791
500,000	Lake Dallas, TX Independent School District, Unlimited Tax Refunding Bonds (Series 2016), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2035	587,485
500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2027	620,999
200,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	214,610
1,000,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,213,837
1,000,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,227,685
Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2030	$1,310,591
100,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2030	122,171
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,226,008
1,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.000%, 8/15/2024	1,149,064
		TOTAL	11,880,977
		Virginia—0.1%
130,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018) TOBs, 5.000%, Mandatory Tender 7/1/2038	135,792
		Washington—1.4%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.000%, 7/1/2028	979,225
785,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	896,725
		TOTAL	1,875,950
		West Virginia—1.0%
1,000,000		West Virginia State, GO State Road Bonds (Series 2019A), 5.000%, 12/1/2033	1,297,491
		Wisconsin—1.8%
1,000,000		Milwaukee County, WI Metropolitan Sewer District, GO Sewerage System Bonds (Series 2020A) Green Bonds-Climate Bond Certified, 4.000%, 10/1/2026	1,179,055
1,000,000		Wisconsin State, UT GO Bonds (Series 2019B), 4.000%, 5/1/2029	1,187,042
		TOTAL	2,366,097
		Wyoming—0.2%
250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2029	302,285
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $120,959,115)	128,170,359
	[1]	SHORT-TERM MUNICIPALS—2.4%
		Alabama—2.1%
2,615,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.060%, 6/1/2021	2,615,000
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Alabama—continued
$200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.060%, 6/1/2021	$200,000
		TOTAL	2,815,000
		Florida—0.1%
100,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 0.060%, 6/1/2021	100,000
		Pennsylvania—0.2%
100,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.040%, 6/1/2021	100,000
100,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.020%, 6/1/2021	100,000
		TOTAL	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,115,000)	3,115,000
		EXCHANGE-TRADED FUND—0.8%
16,736		VanEck Vectors High-Yield Municipal Index ETF (IDENTIFIED COST $1,004,006)	1,056,711
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $125,078,121)[3]	132,342,070
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	57,904
		TOTAL NET ASSETS—100%	$132,399,974
Securities that are subject to the federal alternative minimum tax (AMT) represent 9.4% of the Fund’s portfolio as calculated based upon total market value (unaudited).
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures
5U.S. Treasury Notes 10-Year Note	10	$1,319,375	September 2021	$(2,367)
5U.S. Treasury Long Bond, Short Futures	22	$3,443,688	September 2021	$(18,965)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,332)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
Annual Shareholder Report

1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2021, these restricted securities amounted to $1,906,187, which represented 1.4% of total net assets.
3
The cost of investments for federal tax purposes amounts to $125,076,777.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$128,170,359	$—	$128,170,359
Short-Term Municipals	—	3,115,000	—	3,115,000
Exchange-Traded Fund	1,056,711	—	—	1,056,711
TOTAL SECURITIES	$1,056,711	$131,285,359	$—	$132,342,070
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(21,332)	—	—	(21,332)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(21,332)	$—	$—	$(21,332)
1
Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	— Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rates
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	— Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.31	$10.22	$9.92	$10.13	$10.38
Income From Investment Operations:
Net investment income	0.19	0.22	0.24	0.24[2]	0.25
Net realized and unrealized gain (loss)	0.31	0.13	0.35	(0.20)	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.35	0.59	0.04	0.12
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.24)	(0.24)	(0.25)
Distributions from net realized gain	(0.08)	(0.04)	(0.05)	(0.01)	(0.12)
TOTAL DISTRIBUTIONS	(0.27)	(0.26)	(0.29)	(0.25)	(0.37)
Net Asset Value, End of Period	$10.54	$10.31	$10.22	$9.92	$10.13
Total Return[3]	4.82%	3.47%	6.02%	0.43%	1.17%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%[5]	0.48%[5]	0.47%[5]	0.40%
Net investment income	1.76%	2.12%	2.41%	2.39%	2.48%
Expense waiver/reimbursement[6]	0.31%	0.33%	0.38%	0.33%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,109	$58,247	$17,620	$14,563	$6,833
Portfolio turnover	10%	28%	25%	30%	35%
1
Prior to December 29, 2017, Institutional Shares were designated as Class Y Shares.
2
Per share numbers have been calculated using the average shares method.
3
Based on net asset value.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.45%, 0.45%, 0.48% and 0.47% for the years ended May 31, 2021, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares1
(For a Share Outstanding Throughout Each Period)
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.31	$10.23	$9.92	$10.13	$10.38
Income From Investment Operations:
Net investment income	0.16	0.20	0.22	0.22[2]	0.23
Net realized and unrealized gain (loss)	0.31	0.12	0.36	(0.20)	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.32	0.58	0.02	0.10
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.22)	(0.22)	(0.23)
Distributions from net realized gain	(0.08)	(0.04)	(0.05)	(0.01)	(0.12)
TOTAL DISTRIBUTIONS	(0.24)	(0.24)	(0.27)	(0.23)	(0.35)
Net Asset Value, End of Period	$10.54	$10.31	$10.23	$9.92	$10.13
Total Return[3]	4.58%	3.11%	5.87%	0.20%	0.99%
Ratios to Average Net Assets:
Net expenses[4]	0.69%[5]	0.70%[5]	0.72%[5]	0.69%[5]	0.58%
Net investment income	1.54%	1.92%	2.17%	2.16%	2.28%
Expense waiver/reimbursement[6]	0.31%	0.36%	0.38%	0.34%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,291	$47,801	$54,277	$61,943	$84,868
Portfolio turnover	10%	28%	25%	30%	35%
1
Prior to December 29, 2017, Service Shares were designated as Institutional Shares.
2
Per share numbers have been calculated using the average shares method.
3
Based on net asset value.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.69%, 0.70%, 0.72% and 0.69% for the years ended May 31, 2021, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in securities, at value (identified cost $125,078,121)		$132,342,070
Due from broker (Note 2)		92,250
Cash		69,769
Income receivable		1,527,135
Receivable for shares sold		53,777
TOTAL ASSETS		134,085,001
Liabilities:
Payable for investments purchased	$1,423,285
Payable for shares redeemed	84,607
Income distribution payable	67,948
Payable for portfolio accounting fees	36,724
Payable for variation margin on futures contracts	9,125
Payable for other service fees (Notes 2 and 5)	10,050
Payable for investment adviser fee (Note 5)	1,294
Payable for administrative fee (Note 5)	919
Accrued expenses (Note 5)	51,075
TOTAL LIABILITIES		1,685,027
Net assets for 12,566,403 shares outstanding		$132,399,974
Net Assets Consists of:
Paid-in capital		$124,761,933
Total distributable earnings (loss)		7,638,041
TOTAL NET ASSETS		$132,399,974
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$89,109,431 ÷ 8,457,767 shares outstanding, no par value, unlimited shares authorized		$10.54
Service Shares:
$43,290,543 ÷ 4,108,636 shares outstanding, no par value, unlimited shares authorized		$10.54
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Interest			$2,621,352
Dividends			32,851
TOTAL INCOME			2,654,203
Expenses:
Investment adviser fee (Note 5)		$478,258
Administrative fee (Note 5)		94,874
Custodian fees		12,255
Transfer agent fees		59,700
Directors’/Trustees’ fees (Note 5)		7,710
Auditing fees		32,000
Legal fees		11,564
Other service fees (Notes 2 and 5)		110,827
Portfolio accounting fees		103,505
Share registration costs		56,522
Printing and postage		21,936
Miscellaneous (Notes 5)		32,121
TOTAL EXPENSES		1,021,272
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(366,530)
Reduction of custodian fees (Note 6)	(243)
TOTAL WAIVER AND REDUCTION		(366,773)
Net expenses			654,499
Net investment income			1,999,704
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			303,315
Net realized gain on futures contracts			277,407
Net change in unrealized appreciation of investments			2,696,964
Net change in unrealized depreciation of futures contracts			(21,332)
Net realized and unrealized gain (loss) on investments and futures contracts			3,256,354
Change in net assets resulting from operations			$5,256,058
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,999,704	$1,758,251
Net realized gain	580,722	1,032,828
Net change in unrealized appreciation/depreciation	2,675,632	(44,347)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,256,058	2,746,732
Distributions to Shareholders:
Institutional Shares	(1,827,482)	(992,870)
Service Shares	(1,065,774)	(1,149,428)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,893,256)	(2,142,298)
Share Transactions:
Proceeds from sale of shares	50,015,127	19,007,652
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Intermediate Tax Exempt Bond Fund	—	33,940,668
Net asset value of shares issued to shareholders in payment of distributions declared	1,679,832	1,093,460
Cost of shares redeemed	(27,705,323)	(20,496,046)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,989,636	33,545,734
Change in net assets	26,352,438	34,150,168
Net Assets:
Beginning of period	106,047,536	71,897,368
End of period (Note 2)	$132,399,974	$106,047,536
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Intermediate Municipal Fund (the “Fund”). The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
On November 15, 2019, the Fund acquired all the net assets of PNC Intermediate Tax Exempt Bond Fund (the “Acquired Fund”), an open end investment company in a tax-free reorganization, in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of this transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Institutional Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.92 of Institutional Shares of the Fund. For every Class A Share and Class C Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.91 of Service Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,298,421	$33,940,668	$1,769,654	$68,481,997	$102,422,665
1
Unrealized Appreciation is included in Acquired Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on June 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of the operations for the year ended May 31, 2020, are as follows:
Net Investment Income	$2,112,815
Net realized gain on investments	$1,217,187
Net increase in net assets resulting from operations	$3,330,002
Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund’s Statement of Changes in Net Assets as of May 31, 2020.
Prior to June 29, 2020, the names of the Trust and Fund were both Federated Intermediate Municipal Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the
Annual Shareholder Report

NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $366,773 is disclosed in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$110,827
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each six months substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
Annual Shareholder Report

The average notional value of short futures contracts held by the Fund throughout the period was $2,447,841. This is based on amounts held as of each month end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at May 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma)	5/27/2021	$1,000,000	$1,009,462
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest Rate Contracts	Payable for variation margin on futures contracts	$21,332*
*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest Rate Contracts	$277,407

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest Rate Contracts	$(21,332)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity
Year Ended May 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,423,544	$46,423,950	1,354,057	$13,892,324
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Intermediate Tax Exempt Bond Fund	—	—	3,082,442	31,718,240
Shares issued to shareholders in payment of distributions declared	79,224	831,129	18,605	191,635
Shares redeemed	(1,694,006)	(17,726,507)	(529,405)	(5,338,707)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,808,762	$29,528,572	3,925,699	$40,463,492
Annual Shareholder Report

Year Ended May 31	2021		2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	344,306	$3,591,177	495,758	$5,115,328
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Intermediate Tax Exempt Bond Fund	—	—	215,979	2,222,428
Shares issued to shareholders in payment of distributions declared	80,916	848,703	87,463	901,825
Shares redeemed	(951,956)	(9,978,816)	(1,472,020)	(15,157,339)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(526,734)	$(5,538,936)	(672,820)	$(6,917,758)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,282,028	$23,989,636	3,252,879	$33,545,734

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Tax-exempt income	$1,994,382	$1,759,578
Ordinary income[1]	$27,354	$20,980
Long-term capital gains	$871,520	$361,740
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$4,561
Undistributed ordinary income[1]	$145,877
Undistributed long-term capital gains	$222,310
Net unrealized appreciation	$7,265,293
1
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At May 31, 2021, the cost of investments for federal tax purposes was $125,076,777. The net unrealized appreciation of investments for federal tax purposes was $7,265,293. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,303,955 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,662. The amounts are inclusive of derivative contracts.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the Adviser voluntarily waived $366,530 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For year ended May 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2021, FSSC received $1,823 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.45% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $49,750,000 and $43,935,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended May 31, 2021, the Fund’s expenses were reduced by $243 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2021, were as follows:
Purchases	$38,755,004
Sales	$11,826,633
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the year ended May 31, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2021, the amount of long-term capital gains designated by the fund was $871,520. For the fiscal year ended May 31, 2021, 100% of the distribution from net investment income is exempt from the federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST AND SHAREHOLDERS OF FEDERATED HERMES INTERMEDIATE MUNICIPAL FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Municipal Fund (the “Fund”) (the sole portfolio constituting Federated Hermes Intermediate Municipal Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole portfolio constituting Federated Hermes Intermediate Municipal Trust) at May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
July 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000	$1,015.00	$2.26
Service Shares	$ 1,000	$1,013.80	$3.46
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000	$1,022.69	$2.27
Service Shares	$ 1,000	$1,021.49	$3.48
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.45%
Service Shares	0.69%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: March 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2010
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes, Inc. taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Intermediate Municipal Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
Annual Shareholder Report

Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Intermediate Municipal Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Municipal Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Municipal Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 458810603
CUSIP 458810108
28510 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $32,000

Fiscal year ended 2020 - $30,800

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,366 respectively. Fiscal year ended 2020- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $54,001

Fiscal year ended 2020 - $179,917

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Intermediate Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021